Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 7.39		$ 7.57		$ 8.63
Interest Income (in dollars per unit)	$ 0	[1]	$ 0	[1]	$ 0	[1]
Expenses (in dollars per unit)	$ (0.53)		$ (0.53)		$ (0.53)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 1.63	[2]	$ 0.35	[2]	$ (0.53)	[2]
Net Income (Loss)	$ 1.10	[3]	$ (0.18)	[3]	$ (1.06)	[3]
Net asset value, period end (in dollars per unit)	$ 8.49		$ 7.39		$ 7.57
Ratios to average net assets [Abstract]
Net Investment Gain (Loss) (in hundredths)	(7.00%)		(7.20%)		(6.60%)
Expenses before Incentive Fees (in hundredths)	5.40%		6.40%		6.70%
Expenses after Incentive Fees (in hundredths)	7.00%		7.20%		6.70%
Total return before incentive fees (in hundredths)	16.60%		(1.60%)		(12.30%)
Total return after incentive fees (in hundredths)	14.90%		(2.40%)		(12.30%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 26.48		$ 27.76		$ 31.24
Interest Income (in dollars per unit)	$ 0	[1]	$ 0.01		$ 0.02
Expenses (in dollars per unit)	$ (1.64)		$ (2.17)		$ (2.44)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 5.34	[2]	$ 0.88	[2]	$ (1.06)	[2]
Net Income (Loss)	$ 3.70	[3]	$ (1.28)	[3]	$ (3.48)	[3]
Net asset value, period end (in dollars per unit)	$ 30.18		$ 26.48		$ 27.76
Ratios to average net assets [Abstract]
Net Investment Gain (Loss) (in hundredths)	(6.30%)		(7.90%)		(8.00%)
Expenses before Incentive Fees (in hundredths)	6.30%		8.00%		8.10%
Expenses after Incentive Fees (in hundredths)	6.30%		8.00%		8.10%
Total return before incentive fees (in hundredths)	14.00%		(4.60%)		(11.10%)
Total return after incentive fees (in hundredths)	14.00%		(4.60%)		(11.10%)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 13.64		$ 14.25		$ 16.02
Interest Income (in dollars per unit)	$ 0		$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (0.79)		$ (1.24)		$ (1.37)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 0.77	[2]	$ 0.62	[2]	$ (0.41)	[2]
Net Income (Loss)	$ (0.02)	[3]	$ (0.61)	[3]	$ (1.77)	[3]
Net asset value, period end (in dollars per unit)	$ 13.62		$ 13.64		$ 14.25
Ratios to average net assets [Abstract]
Net Investment Gain (Loss) (in hundredths)	(5.50%)		(8.90%)		(9.00%)
Expenses before Incentive Fees (in hundredths)	5.40%		9.00%		9.10%
Expenses after Incentive Fees (in hundredths)	5.50%		9.00%		9.10%
Total return before incentive fees (in hundredths)	0.00%	[1]	(4.30%)		(11.00%)
Total return after incentive fees (in hundredths)	(0.10%)		(4.30%)		(11.00%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 16.55		$ 16.71		$ 19.65
Interest Income (in dollars per unit)	$ 0	[1]	$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (1.09)		$ (1.24)		$ (1.38)	[4]
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 3.61	[2]	$ 1.07	[2]	$ (1.57)	[2]
Net Income (Loss)	$ 2.52	[3]	$ (0.16)	[3]	$ (2.94)	[3]
Net asset value, period end (in dollars per unit)	$ 19.07		$ 16.55		$ 16.71
Ratios to average net assets [Abstract]
Net Investment Gain (Loss) (in hundredths)	(6.60%)		(7.50%)		(7.70%)
Expenses before Incentive Fees (in hundredths)	5.90%		7.50%		7.80%	[5]
Expenses after Incentive Fees (in hundredths)	6.60%		7.50%		7.80%	[5]
Total return before incentive fees (in hundredths)	15.90%		(1.00%)		(15.00%)
Total return after incentive fees (in hundredths)	15.20%		(1.00%)		(15.00%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Chesapeake [Member]
Per Unit operating performance [Abstract]
Expense per Unit waived, provisional management fee (in dollars per unit)					$ (1.39)
Waived management fees as a portion of average net assets (in hundredths)					0.04%

[1]	Amount less than 0.005%.
[2]	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[3]	Based on change in net asset value per Unit.
[4]	Expenses per Unit would have been $(1.39) in 2012 had it not been for the management fee waived by Chesapeake.
[5]	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 of the average net assets).